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PROSPECTUS

                           Islamic Global Equity Fund
                   21 Milk Street, Boston, Massachusetts 02109

     The Islamic Global Equity Fund (the Fund) is designed to provide Muslim investors with a cost-effective and convenient means to participate faithfully, in the returns available from global equity markets. Shares of the Fund are offered by this Prospectus.

     The Islamic Global Equity Fund invests all of its assets in the Dow Jones Islamic Market Index Portfolio (the Portfolio).

     Shares of the Fund are offered at net asset value plus an initial sales charge.

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     Neither The Securities And Exchange Commission Nor Any State Securities
    Commission Has Approved Or Disapproved Of These Securities Or Passed Upon
     The Adequacy Or Accuracy Of This Prospectus. Any Representation To The
                         Contrary Is A Criminal Offense.
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                The date of this Prospectus is August [ ], 2001.

                                TABLE OF CONTENTS

                                                                        Page
                                                                       --------
Investment Objective                                                       1
Principal Investment Strategies                                            1
Principal Risk Factors                                                     2
Fund Performance                                                           4
Fees and Expenses of the Fund                                              5
Investment Manager and Investment Adviser                                  6
Shareholder Information                                                    6
Additional Information                                                     9

INVESTMENT OBJECTIVE


   The investment objective of the Fund is to provide investors with long-term capital growth by investing in a diversified compilation of equity securities considered to be in compliance with Shari'ah principles.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund invests all of its assets in the Dow Jones Islamic Market Index Portfolio, an investment company having the same investment objective as the Fund. The assets of the Portfolio are invested, under normal market conditions, in securities that are included in the Dow Jones Islamic Market Index (DJIMI) investable universe, the selection criteria for which are set forth below. Uninvested cash is maintained in the smallest amount reasonably possible and is invested in a manner compliant with the Shari'ah principles, including non-interest earning deposits.

                           Shari'ah Selection Criteria

   Dow Jones' selection process begins by excluding those firms that do not meet specific business line and financial requirements. The selection criteria and key features for inclusion of a company in the DJIMI and, in turn, the Portfolio and the Fund are as follows.

   Specifically, the DJIMI and the Portfolio excludes firms with the following product lines. These incompatible lines of business are removed from the "universe" of stocks considered for the DJIMI.


o        Alcohol

o        Pork related products


   Financial services (banking, insurance, etc.)


o Entertainment (hotels, casinos/gambling, cinema, pornography, music etc.)

o        Tobacco


o        Defense/weapons

   Other companies classified in other industry groups may also be excluded if they are deemed by the Dow Jones Shari'ah Supervisory Board to have a material ownership in or revenues from prohibited business activities. After removing companies with unacceptable primary business activities, the remaining universe is tested by three financial-ratio "filters". The purpose is to remove companies with unacceptable financial ratios.


   The filters exclude companies if:


         1.  Total  debt   dividend  by   trailing   12-month   average   market
capitalization is equal to or greater than o 33%. (Note: total debt = short term debt + current portion of long-term debt + long-term debt);

         1. Accounts receivables divided by total assets is equal to or greater than 45%;o (Note: accounts receivables = current receivables + long-term receivables); or

         The sum of cash and interest bearing securities divided by trailing 12-month average market capitalization is equal to or greater than 33%.

   Companies that pass these screens are included in the DJIMI's investable universe.

                           Shari'ah Supervisory Board

   Dow Jones' Shari'ah Supervisory Board has approved of the above criteria and any changes in the Dow Jones' Shari'ah Supervisory Board or the selection criteria are at the sole discretion of Dow Jones. Changes by Dow Jones in the selection criteria or the composition of the DJIMI are reflected in the composition of the Portfolio within a reasonable period of time, which under normal circumstances is within several days after the changes are implemented in the DJIMI.



                                    Benchmark

   The Fund seeks to provide a return consistent with the Dow Jones Islamic Market Extra Liquid Indexsm (Index) by matching as closely as possible the return and volatility of the Index. The Index is comprised of the 100 most liquid securities in the DJIMI. There is no guarantee that the Fund will achieve the same return as the Index. The Portfolio may purchase a sub-group of equities from those contained in the Index that the Investment Manager believes will best track the Index. When purchasing a sub-group of equities, the Investment Manager considers the cost of acquiring and holding a security as well as the effect on the Fund's total return of not holding that security.

   The approximate geographic distribution of the market capitalization of the Index is: Americas (67%), Europe (27%), and Asia (6%).

   The following sectors are represented in the Index: Health Care (24%); Technology (26%); Telecommunication (14%); Energy (14%); Consumer Cyclical (7%); Non-Consumer Cyclical (6%); Industrial (5%); Others (3%). The above composition is estimated and will change over time.


PRINCIPAL RISK FACTORS

   The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are described below. The share price of the Fund changes daily based on market conditions and other factors. A shareholder may lose money by investing in the Fund.
   The principal risks of investing in the Fund are:


o        Market Risk:

           This is the risk that the value of a security held by the Portfolio falls due to changing economic, political or market conditions, or due to a company's individual situation.

o        Index Investing Risk:

           Unlike non-index investment portfolios, the Portfolio is not engaged in buying and selling of securities based upon economic, financial and market analysis and/or investment judgement. Instead the Portfolio is invested under an indexed investment approach, which attempts to approximate the investment performance and volatility of the Index. Therefore, an investor should not expect to achieve the potentially greater results that could be obtained by investment portfolios that aggressively seek growth or investment portfolios that attempt to limit losses in a falling market.

           The Portfolio uses a model to evaluate the Index's risk factors and may construct a representative sample of the Index that has a similar risk exposure to the Index. The strategy of investing in a representative sample of Index components may result in some deviation between Portfolio performance and that of the Index. The Portfolio's return may also be lower than that of the Index because the Portfolio incurs brokerage commissions, transaction fees and other expenses. However, transaction costs will likely be lower than typical stock funds because of lower portfolio turnover. In addition, the Portfolio's ability to approximate the Index return will depend to a certain extent on cash flow into and out of the Portfolio. Even if the Portfolio's investments were fairly representative of the Index its return could differ because of differences in how the Portfolio and the Index are valued. The Index is valued by Dow Jones, which may use different closing prices, currency exchange rates or dividend reinvestment assumptions than the Portfolio does.

o        Foreign Investment Risk:


           Changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations may adversely affect the value of such investments. Changes in government administrations or economic or monetary policies in the United States or other countries could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the operations of the Portfolio. The economies of individual foreign nations differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth or gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. It may be more difficult to obtain and enforce a judgment against a foreign company. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to dividends paid by domestic companies.

           In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of the New York Stock Exchange. Accordingly, foreign investments are less liquid and their prices are more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. companies, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, fixed commissions are normally paid that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and companies in foreign countries than in the United States.

           The foreign investments made by the Portfolio are made in compliance with the currency regulations and tax laws of the United States and foreign governments. There may also be foreign government regulations and laws that restrict the amounts and types of foreign investments.

           Because securities in the Portfolio are denominated and pay dividends in various currencies, and the Portfolio holds various foreign currencies from time to time, the value of the net assets of the Portfolio as measured in U.S. dollars is affected favorably or unfavorably by changes in exchange rates. The Portfolio also incurs costs in connection with conversion between various currencies.


o        Developing Countries Investment Risk:

           The Portfolio may invest its assets in securities of issuers based in developing countries. Investments in securities of issuers in developing countries may involve a high degree of risk and many may be considered speculative. These investments carry all of the risks of investing in securities of foreign issuers outlined in this section to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the small current size of the markets for securities of issuers in developing countries and the currently low or non-existent volume of trading resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Portfolio's investment opportunities, including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property.

o        Non-Diversification Risk:

           The Portfolio is classified as "non-diversified" under the 1940 Act, which means that it is not limited by the 1940 Act with respect to the proportion of its assets which may be invested in securities of a single issuer (although certain diversification requirements are imposed by the Internal Revenue Code of 1986, as amended). The increase or decrease in the value of a single stock held by the Portfolio could therefore have a greater impact on the Portfolio and its net asset value may fluctuate more than a comparable diversified fund.

   Shari'ah Investment Risk:

           It is possible that the Shari'ah selection criteria used by Dow Jones to create the Index may result in the Portfolio performing less well than portfolios with similar investment objectives that are not subject to Shari'ah selection criteria. In addition, unlike portfolios that are not subject to Shari'ah governance, the impure portion of any dividends received by the Portfolio are segregated from the assets of the Portfolio and are donated to charitable causes. Donations which are attributable to the investment of the Fund in the Portfolio are made to charitable organizations as defined in the U.S. Internal Revenue Code. The selection of specific charitable organizations is made by the Fund's Board of Trustees.


   Investments in the Fund are neither insured nor guaranteed by the U.S. Government. Shares of the Fund are not deposits or obligations of, or guaranteed by, Brown Brothers Harriman & Co. or any other bank, and the shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal, state or other governmental agency.

FUND PERFORMANCE


Historical total return information for any period or portion thereof prior to the establishment of the Fund will be that of the Dow Jones Islamic Market Index
Portfolio adjusted to assume that all charges, expenses and fees which are presently in effect for the Fund were deducted during such periods, as permitted by applicable SEC staff interpretations. Since the Fund has not been in existence for a full calendar year, bar chart information is not included.


------------------------------------------------------------------ ------------------------- -------------------------
Highest and Lowest Return
(Quarterly 1999-2000)
------------------------------------------------------------------ ------------------------- -------------------------
                                                                   Return                    Quarter Ending
Highest                                                            16.05%                    12/31/99
Lowest                                                             3.85%                     9/30/99

--------------------------------------------- -------------------- ---------------------------------------------------
Average Annual Total Returns
(through December 31, 2000)
--------------------------------------------- -------------------- ---------------------------------------------------
                                              Life of Fund         Year to Date
                                              (since  7/1/99)      (through 6/30/00)
Islamic Global Equity Fund                    11.59%               -2.00%
Dow Jones Islamic Market Index                13.91%               -2.15%
S&P 500 Index                                 7.70%                -0.42%
--------------------------------------------- -------------------- ------------------------- -------------------------



FEES AND EXPENSES OF THE FUND


      The tables below describe the fees and expenses that an investor may pay if that investor buys and holds shares of the Fund.

                                SHAREHOLDER FEES
                 (Fees paid directly from an investor's account)

Maximum Sales Charge (Load)

     Imposed on Purchases (as a percentage of offering price)                                                4.50%1

Maximum Deferred Sales Charge (Load)                                                                           None
Maximum Sales Charge (Load)
     Imposed on Reinvested Dividends                                                                           None
Redemption Fee                                                                                                 None
Exchange Fee                                                                                                   None



                         ANNUAL FUND OPERATING EXPENSES2

              (Expenses that are deducted from Fund assets as a percentage of average net assets


Management Fees                                                                                               0.40%
Distribution (12b-1) Fees                                                                                     0.50%

Other Expenses                                                                                                0.60%
                                                                                                              -----
Total Annual Fund Operating Expenses                                                                          1.50%
                                                                                                              =====

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1 Certain  purchases  by  retirement  plans  are not  subject  to an  initial  sales  charge.  See  "Additional
Information" in this Prospectus.
2        The expenses shown for the Fund include the expenses of the Portfolio.

---------------------------------------------------------------------------------------------------------------



                                    EXAMPLE2
      This example is intended to help an investor compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that an investor invests $10,000 in the Fund for the time periods indicated and then sells all of his shares at the end of those periods. The example also assumes that an investment has a 5% return each year and that the Fund's operating expenses remain the same as shown in the table above. Although actual costs on an investor's investment may be higher or lower, based on these assumptions the investor's costs would be:

             1  year                                         $153
             3  years                                        $474

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2  The example above reflects the expenses of the Fund and the Portfolio.

Investment Manager and Investment Adviser


   The Investment Manager to the Portfolio is Brown Brothers Harriman & Co., Private Bankers, a New York limited partnership established in 1818. The firm is subject to examination and regulation by the Superintendent of Banks of the State of New York and by the Department of Banking of the Commonwealth of Pennsylvania. The firm is also subject to supervision and examination by the Commissioner of Banks of the Commonwealth of Massachusetts. The Investment Adviser is located at 59 Wall Street, New York, NY 10005.


         Brown Brothers Harriman & Co. provides portfolio management services to the Portfolio. Subject to the general supervision of the Trustees of the Portfolio and based upon advice given by Wafra Investment Advisory Group, Inc. (the Investment Adviser), Brown Brothers Harriman & Co. makes the day-to-day investment decisions for the Portfolio, places the purchase and sale orders for the portfolio transactions of the Portfolio, and generally manages the Portfolio's investments. Brown Brothers Harriman & Co. provides a broad range of investment management services for customers in the United States and abroad. At June 30, 2001, it managed total assets of approximately $38 billion.


         The Portfolio is managed on a day to day basis by a team of individuals including Mr. Young Chin and Mr. Paul R. Lenz. Mr. Chin holds a B.A. and a M.B.A. from the University of Chicago. He joined Brown Brothers Harriman & Co. in 1999. Prior to joining Brown Brothers Harriman & Co., he worked at Blackrock Financial Management. Mr. Lenz holds a B.S. from The State University of New York, Stonybrook, a M.S. from the University of Oregon and a Ph.D. from the University of Wisconsin, Madison. He joined Brown Brothers Harriman & Co. in
1996. Prior to joining Brown Brothers Harriman & Co., he worked for Arco Investment Management Company.


   The Investment Adviser of the Portfolio is Wafra Investment Advisory Group, Inc., 345 Park Avenue, New York, NY 10154, a U.S. registered investment adviser. Founded in 1985, the Investment Adviser together with its affiliate companies manages in excess of $3 billion, specializing in global fund management, securities portfolio management, direct equity investing, real estate investment and private asset management to major financial institutions from the Gulf as well as other companies and high net worth individuals. The Investment Adviser acts as U.S. investment adviser for numerous investment funds and managed accounts, including other Islamic funds and products.

   For the services provided and the expenses borne pursuant to the Investment Management Agreement and the Investment Advisory Agreement, the Investment Manager and the Investment Adviser jointly receive from the Portfolio as full compensation therefrom an aggregate fee at an annual rate equal to 0.40% of the Portfolio's average daily net assets. This fee will be computed based on net assets at 4:00 PM New York time on each day the New York Stock Exchange is open for trading, will be paid monthly during the succeeding calendar month and will be shared between the Investment Manager and Investment Adviser as from time to time may be agreed upon by the Investment Manager and the Investment Adviser.



SHAREHOLDER INFORMATION

                                 NET ASSET VALUE
   The Fund determines its net asset value per share once daily at 4:00 P.M., New York time on each day the New York Stock Exchange is open for regular trading. The determination of the Fund's net asset value is made by subtracting from the value of the total net assets of the Fund the amount of its liabilities and dividing the difference by the number of shares of the Fund outstanding at the time the determination is made.


   The Portfolio values its assets on the basis of their market quotations and valuations provided by independent pricing services. If quotations are not readily available, the assets are valued at fair value in accordance with procedures established by the Portfolio's Trustees.


                               PURCHASE OF SHARES
   The Fund offers its shares on a continuous basis at their net asset value plus an initial sales charge. The Fund reserves the right to determine the purchase orders for shares that it will accept. Investors may purchase shares on any day the net asset value is calculated if the Fund receives the purchase order, including acceptable payment for such order, prior to such calculation. The Fund then executes purchases of its shares at the net asset value per share next determined, plus an initial sales charge. Shares are entitled to dividends declared, if any, starting as of the first business day following the day the Fund executes the purchase order on the books of the Fund. The net asset value may change on days when investors will not be able to invest in or withdraw their investment from the Fund.

   An investor who has an account with a financial intermediary may place purchase orders for Fund shares through that financial intermediary which holds such shares in its name on behalf of that customer pursuant to arrangements made between that customer and that financial intermediary. Each financial intermediary may establish and amend from time to time a minimum initial and a minimum subsequent purchase requirement for its customers. Each financial intermediary arranges payment for Fund shares on behalf of its customers. A financial intermediary may charge a transaction fee on the purchase of Fund shares.


         An investor who does not have an account with a financial intermediary must place purchase orders for Fund shares with the Fund through Forum Shareholder Services, LLC, the Fund's Transfer Agent. Such an investor has such shares held directly in the investor's name on the books of the Fund and is responsible for arranging for the payment of the purchase price of Fund shares. The Fund executes all purchase orders for initial and subsequent purchases at the net asset value per share next determined, plus an initial sales charge, after the Fund's Transfer Agent, has received payment in the form of a cashier's check drawn on a U.S. bank, a check certified by a U.S. bank or a wire transfer. The Fund has established a minimum initial purchase requirement of $2500 and a minimum subsequent purchase requirement of $500 for an investor who does not have an account with a financial intermediary. These minimum purchase requirements may be amended from time to time.


                              REDEMPTION OF SHARES
   The Fund executes your redemption request at the next net asset value calculated after the Fund receives your redemption request. Shares continue to earn dividends declared, if any, through the business day that the Fund executes the redemption request on the books of the Fund.

   Shareholders must redeem shares held by a financial intermediary on behalf of such shareholder pursuant to arrangements made between that shareholder and that financial intermediary. The Fund pays proceeds of a redemption to that shareholder's account at that financial intermediary on a date established by the financial intermediary. A financial intermediary may charge a transaction fee on the redemption of Fund shares.
   Shareholders may redeem shares held directly in the name of a shareholder on the books of the Fund by submitting a redemption request to the Transfer Agent. The Fund pays proceeds resulting from such redemption directly to the shareholder generally on the next business day after the redemption request is executed, and in any event within seven days.
                             Redemptions by the Fund


         The Fund has established a minimum account size of $2500, which may be amended from time to time. If the value of a shareholder's holdings in the Fund falls below that amount because of a redemption of shares, the Fund may redeem the shareholder's remaining shares. If such remaining shares are to be redeemed, the Fund notifies the shareholder and allows the shareholder 60 days to make an additional investment to meet the minimum requirement before the redemption is processed. Each financial intermediary may establish and amend from time to time for their respective customers a minimum account size, each of which may be lower than that established by the Fund.


                               Redemptions In-Kind

   The Fund has reserved the right to pay redemption proceeds by a distribution in-kind of portfolio securities (rather than cash). In the event that the Fund makes an in-kind distribution, you could incur brokerage and transaction charges when converting the securities to cash. The Fund does not expect to make in-kind distributions, but if it does, the Fund will pay, during any 90-day period, your redemption proceeds in cash up to either $250,000 or 1% of the Fund's net assets, whichever is less.

                         Further Redemption Information

   Redemptions of shares are taxable events on which a shareholder may realize a gain or a loss. The Fund may suspend a shareholder's right to receive payment with respect to any redemption or postpone the payment of the redemption proceeds for up to seven days and for such other periods as applicable law may permit. Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

                           DIVIDENDS AND DISTRIBUTIONS
   The Fund declares and pays to shareholders substantially all of its net income and any realized net short-term capital gains semi-annually as a dividend, and substantially all of its realized net long-term capital gains, if any, annually as a capital gains distribution. The Fund may make an additional dividend and/or capital gains distribution in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund. The Fund pays dividends and capital gains distributions to shareholders of record on the record date. The Fund's net income and realized net capital gains include that Fund's pro rata share of the Portfolio's net income and realized net capital gains.
   Unless a shareholder whose shares are held directly in the shareholder's name on the books of the Fund elects to have dividends and capital gains distributions paid in cash, the Fund automatically reinvests dividends and capital gains distributions in additional Fund shares without reference to the minimum subsequent purchase requirement.
   Each financial intermediary may establish its own policy with respect to the reinvestment of dividends and capital gains distributions in additional Fund shares.

                                      TAXES

   Dividends are taxable to shareholders of the Fund as ordinary income, whether such dividends are paid in cash or reinvested in additional shares. Capital gains may be taxable at different rates depending on the length of time the Portfolio holds its assets. Capital gains distributions are taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares and regardless of the length of time a particular shareholder has held Fund shares.

   The treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Therefore, distributions to shareholders may be subject to additional state and local taxes. Shareholders are urged to consult their tax advisors regarding any state or local taxes.



                                Foreign Investors

   The Fund is designed for investors who are either citizens of the United States or aliens subject to United States income tax. Prospective investors who are not citizens of the United States and who are not aliens subject to United States income tax are subject to United States withholding tax on the entire amount of all dividends. Therefore, such investors should not invest in the Fund since alternative investments may be available which would not be subject to United States withholding tax.

ADDITIONAL INFORMATION

Sales Charges and Distribution Fees

         An investor may purchase shares of the Fund at net asset value plus an initial sales charge (referred to as the offering price).

                                 Sales Charge as Percentage of
                                 Offering          Net Amount
Amount of Purchase               Price             Invested
------------------              ---------         ---------
         All                     4.50%             4.71%



         The initial sales charge imposed on purchases of shares of the Fund is waived for investments in shares of the Fund by retirement plans subject to the Employee Retirement Income Security Act of 1974, as amended (referred to as ERISA), and Section 401(k) Plans.


         The Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of its shares and the services provided to shareholders by their financial intermediaries. These annual distribution fees are equal to 0.50% of the average daily net asset value of a shareholder's investment and are paid out of the assets of the Fund. Over time, these fees will increase a shareholder's cost and may cost a shareholder more than paying other types of sales charges.

Trustees of the Fund

         Sheikh Yusuf Talal DeLorenzo - Founder, DeLorenzo & Associates; Member of Shari'ah Supervisory Boards for various financial institutions.

         J. Angus Ivory - Former Director of Brown Brothers Harriman Ltd., subsidiary of Brown Brothers Harriman & Co.; Director of Old Daily Saddlery; Advisor, RAF Central Fund.


         Richard L. Carpenter - Former Director of Investments, Pennsylvania Public School Employees' Retirement System.

         Clifford A. Clark


Features of the Fund's Structure

         The Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, a diversified open-end investment company having the same investment objective as the Fund. Other mutual funds or institutional investors may invest in the Portfolio on the same terms and conditions as the Fund. However, these other investors may have different aggregate performance results. The Fund may withdraw its investment in the Portfolio at any time as a result of changes in the Portfolio's investment objective, policies or restrictions or if the Board of Trustees determines that it is in the best interests of the Fund to do so.

        "Dow Jones" and "Dow Jones Islamic Market Extra Liquid IndexSM" are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to the Portfolio's Investment Adviser or Investment Manager, other than a licensing agreement.

        Dow Jones does not:

        o        Sponsor,   endorse,   sell  or
                 promote the Portfolio.
        o Recommend that any person invest in the Portfolio or any other securities.
        o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Portfolio.
        o        Have  any   responsibility  or
                 liability        for       the
                 administration,  management or
                 marketing of the Portfolio.
        o Consider the needs of the Portfolio or the owners of the Portfolio in determining, composing or calculating the Dow Jones Islamic Market Extra Liquid IndexSM or have any obligation to do so.

        Dow Jones will not have any liability in connection with the Portfolio. Specifically, Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

        o        The  results  to  be  obtained
                 by the  Portfolio,  the  owner
                 of the  Portfolio or any other
                 person  in   connection   with
                 the  use  of  the  Dow   Jones
                 Islamic  Market  Extra  Liquid
                 IndexSM     and    the    data
                 included   in  the  Dow  Jones
                 Islamic  Market  Extra  Liquid
                 IndexSM;
        o        The         accuracy        or
                 completeness    of   the   Dow
                 Jones  Islamic   Market  Extra
                 Liquid    IndexSM    and   its
                 data;
        o        The  merchantability  and  the
                 fitness   for   a   particular
                 purpose  or  use  of  the  Dow
                 Jones  Islamic   Market  Extra
                 Liquid IndexSM and its data;
        o        Although    Dow   Jones   uses
                 reasonable  efforts  to comply
                 with its guidelines  regarding
                 the  selection  of  components
                 in  the  Dow   Jones   Islamic
                 Market   Index,    Dow   Jones
                 disclaims   any   warranty  of
                 compliance  with  Shari'ah law
                 or other Islamic principles;
        o Dow Jones will have no liability for any errors, omissions or interruptions in the Dow Jones Islamic Market Extra Liquid IndexSM or its data;
        o Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.
        o        The    licensing     agreement
                 between    the     Portfolio's
                 Investment   Manager  and  Dow
                 Jones  is  solely   for  their
                 benefit   and   not   for  the
                 benefit  of the  investors  in
                 the  Portfolio  or  any  other
                 third parties.

        The Islamic Global
        Equity Fund


        More information on the Fund is available free upon request, including the following:

        o Annual/Semi-Annual Report Describes the Fund's performance, lists portfolio holdings and contains a letter from the Fund's Investment Manager discussing recent market conditions, economic trends and Fund strategies that significantly affected the Fund's performance during its last fiscal year.

        o  Statement of Additional Information
           (SAI)
        Provides more details about the Fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

        To obtain information or make
           shareholder inquiries:

        o  By telephone:
           Call 1-800-575-1265

        o  By mail write to the Fund's
           Transfer Agent:
           Forum Shareholder Services, LLC

           Two Portland Square

           Portland, ME  04101

        o  On the Internet:

           Text-only versions of Fund
           documents can be viewed online or
           downloaded from http://www.sec.gov

        You can also review or obtain copies by visiting the SEC's Public Reference Room in Washington, DC or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operations of the Public Reference Room may be obtained by calling 1-202-942-8090. Additionally, this information is available on the EDGAR database at the SEC's internet site at http://www.sec.gov. A copy may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.



              SEC file number: 811-10119

              Islamic Global Equity Fund

                      Prospectus
                    August [ ], 2001

---------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
                           ISLAMIC GLOBAL EQUITY FUND
                   21 Milk Street, Boston, Massachusetts 02109
---------------------------------------------------------------
         The Islamic Global Equity Fund (the "Fund"), a Massachusetts business trust organized on August 31, 2000 (the "Fund"), is a management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's investment objective is to seek long-term capital gains by matching the performance of the Dow Jones Islamic Market Index(SM) (the "Index"), a globally diversified compilation of equity securities considered by Dow Jones Shari'ah Supervisory Board to be in compliance with Shari'ah principles. There can be no assurance that the investment objective of the Fund will be achieved.

         The Fund seeks to achieve its investment objective by investing all of its assets in the Dow Jones Islamic Market Index Portfolio (the "Portfolio"), a open-end investment company having the same investment objective as the Fund.

     Brown Brothers Harriman & Co. is the investment manager (the "Investment Manager") of the Portfolio. Wafra Investment Advisory Group, Inc. is the investment adviser (the "Investment Adviser") of the Portfolio. This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus dated August [ ], 2001 a copy of which may be obtained from the Fund at the address noted above. The date of this Statement of Additional Information is August [ ], 2001.

                                Table of Contents

                                                                            Page
Investments
         Investment Objective and Policies  . . . . . . . . .                 2
         Investment Restrictions  . . . . . . . . . . . . . .                 7
Management
         Trustees and Officers . . . . . . . . . . . . . . .                  9
         Investment Adviser and Investment Manager. . . . . . . . . .        13
         Administrator  . . . . . . . . . . . . . . . . . . .                15
         Distributor  . . . . . . . . . . . . . . . . . . . .                16
         Distribution and Shareholder Servicing. . . . . . . . . . . . .  15-18
         Custodian, Transfer and Dividend Disbursing Agent                   18
         Independent Auditors                                                18
Net Asset Value; Redemption in Kind  . . . . . . . .                         18
Computation of Performance . . . . . . . . . . . . .                         19
Purchases and Redemptions                                                    21
Federal Taxes  . . . . . . . . . . . . . . . . . . .                         21
Description of Shares  . . . . . . . . . . . . . . .                         24
Portfolio Brokerage Transactions . . . . . . . . . . . . . . .               26
Additional Information . . . . . . . . . . . . . . .                         28
Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . .       27

INVESTMENT OBJECTIVE AND POLICIES
---------------------------------------------------------------
         The following supplements the information contained in the Prospectus concerning the investment objective, policies and techniques of the Portfolio.

         The investment objective of the Dow Jones Islamic Market Index Portfolio (the "Portfolio") is to seek long-term capital gains by matching the performance of the Dow Jones Islamic Market Index (SM) (the "Index"), a globally diversified compilation of equity securities considered by Dow Jones' Shari'ah Supervisory Board to be in compliance with Shari'ah principles.


     At the Portfolio's inception, the Dow Jones' Shari'ah Supervisory Board consists of:



        Shaykh Abdul Sattar Abu Ghuddah,              Senior  advisor to Albaraka  Investment Co. of Saudi Arabia
        Syria                                         and Syria
        Shaykh Justice Muhammed Taqi                  Shaykh  Usmani  has been a member of the  Supreme  Court of
        Usmani, Pakistan                              Pakistan  since 1982. He is Deputy  Chairman of the Islamic
                                                      Fiqh Academy, Jeddah, and
                                                      chairman or members of
                                                      more than a dozen Shari'ah
                                                      supervisory boards.


        Shaykh Yaquby, Bahrain                   Shaykh Mizam Yaquby is a renowned  Shari'ah scholar and advisor to numerous  Islamic banks and  companies,  including Abu Dhabi
                                                 Islamic Bank,  Islamic  Investment Company of the Gulf, Bahrain
                                                 and the Arab  Islamic  Bank,  Bahrain.  He pursued  traditional
                                                 Islamic studies in Mecca,  India and Morocco under the guidance
                                                 of  eminent  Islamic   scholars,   including   Shaykh  Abdullah
                                                 Al-Farisi and Shaykh Muhammad Salah Al-Abbasi.  He holds a B.A.
                                                 in Economics and Comparative  Religion from McGill  University,
                                                 Toronto.  He  is a  Ph.D.  candidate  in  Islamic  Law  at  the
                                                 University of Wales.  Shaykh Yaquby has published several books on Islam law and is a frequent speaker at Islamic conferences.

        Shaykh Dr. Mohamed Ali                   Dr.  Mohamed  Ali  Elgari is the  director  of the  Center  for
        Eligari, Saudi Arabia                    Research in Islamic  Economics at King Abdulaziz  University in
                                                 Jeddah.  He is also a  member  of the  OIC  Fiqh  Council.  Dr.
                                                 Elgari  serves as a consultant  to Islamic banks and has served on the  consulting  committee  that counseled the Government of
                                                 Pakistan on the Islamization of its banking system.  Dr. Elgari holds a Ph.D. in Economics from the University of California.

        Shaykh Yusuf Tala                        Shaykh   Yusuf  Talal   DeLorenzo   is   currently  a  Shari'ah
        DeLorenzo, United States                 consultant/advisor    and    translator/researcher    for   the
                                                 institution of Islamic Banking,
                                                 London, and PCS Inc., Reston,
                                                 VA. He holds an M.A. in Islamic
                                                 Studies from Jami'ah al Ulum al
                                                 Islamiyah (Karachi) and is a
                                                 doctoral candidate at the
                                                 Hartford Seminary. Shaykh
                                                 DeLorenzo produced the first
                                                 systematic academic translation
                                                 in English of legal rulings
                                                 issued by Shari'ah advisory
                                                 boards on the operations of
                                                 Islamic banks, entitled, A
                                                 Compendium of Legal Rulings on
                                                 the Operations of Islamic
                                                 Banks. He has also authored
                                                 original research in Islamic
                                                 studies, including Islamic
                                                 banking and law, in English,
                                                 Arabic and Urdu. He also serves
                                                 as a member of the Board of
                                                 Trustees of the Islamic Global
                                                 Equity Fund.


Periodic Review

         The Index is reviewed quarterly and annually by the Shari'ah Supervisory Board and by Dow Jones for consideration of exclusion or inclusion of components. In addition, the Index is reviewed on an on-going basis to contemplate changes as a result of extraordinary events (e.g. delisting, bankruptcy, merger, takeover, etc.).


         EQUITY INVESTMENTS

         Equity investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

         FOREIGN EXCHANGE CONTRACTS

         Foreign exchange contracts are made with currency dealers, usually large commercial banks and financial institutions. Although foreign exchange rates are volatile, foreign exchange markets are generally liquid with the equivalent of approximately $500 billion traded worldwide on a typical day.

         OTHER INVESTMENT TECHNIQUES

         Cash is held for the Portfolio in demand deposit accounts with Brown Brothers Harriman & Co. as the Portfolio's custodian bank (the "Custodian").

         RESTRICTED SECURITIES

         Securities that have legal or contractual restrictions on their resale may be acquired for the Portfolio. The price paid for these securities, or received upon resale, may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities reflects any limitation on their liquidity. (See "Investment Restrictions".)

         WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

         Securities may be purchased for the Portfolio on a when-issued or delayed delivery basis. For example, delivery and payment may take place a month or more after the date of the transaction. The purchase price and the interest rate payable on the securities, if any, are fixed on the transaction date. The securities so purchased are subject to market fluctuation and no income accrues to the Portfolio until delivery and payment take place. At the time the commitment to purchase securities on a when-issued or delayed delivery basis is made, the transaction is recorded and thereafter the value of such securities is reflected each day in determining the Portfolio's net asset value. The Portfolio maintains with the Custodian a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. At the time of its acquisition, a when-issued or delayed delivery security may be valued at less than the purchase price. Commitments for such when-issued or delayed delivery securities are made only when there is an intention of actually acquiring the securities. On delivery dates for such transactions, such obligations are met from maturities or sales of securities and/or from cash flow. If the right to acquire a when- issued or delayed delivery security is disposed of prior to its acquisition, the Portfolio could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. When-issued or delayed delivery commitments for the Portfolio may not be entered into if such commitments exceed in the aggregate 15% of the market value of its total assets, less liabilities other than the obligations created by when-issued or delayed delivery commitments.

         INVESTMENT COMPANY SECURITIES

         Subject to applicable statutory and regulatory limitations, the assets of the Portfolio may be invested in shares of other investment companies. Under the 1940 Act, assets of the Portfolio may be invested in shares of other investment companies in connection with a merger, consolidation, acquisition or reorganization or if immediately after such investment (i) 10% or less of the market value of the Portfolio's total assets could be so invested, (ii) 5% or less of the market value of the Portfolio's total assets would be invested in the shares of any one such company, and (iii) 3% or less of the total outstanding voting stock of any other investment company would be owned by the Portfolio. As a shareholder of another investment company, the Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Portfolio bears directly in connection with its own operations.


         INVESTMENT RESTRICTIONS

         The Fund and the Portfolio are operated under the following investment restrictions which are deemed fundamental policies and may be changed only with the approval of the holders of a "majority of the outstanding voting securities" as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), of the Fund or the Portfolio, as the case may be. As used in this Statement of Additional Information, the term "majority of the outstanding voting securities" as defined in the 1940 Act currently means the vote of (i) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or represented by proxy; or
(ii) more than 50% of the outstanding voting securities, whichever is less.

         Except that the Fund may invest all of its assets in an open-end investment company with substantially the same investment objective, policies and restrictions as the Fund, the Portfolio and the Fund may not:

         (1) borrow money or mortgage or hypothecate its assets except that in an amount not to exceed 1/3 of the current value of its net assets and in a manner not to contravene Islamic Shari'ah principles, it may borrow money as a temporary measure for extraordinary or emergency purposes, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money will be borrowed only from banks and only either to accommodate requests for the redemption of Fund shares or the withdrawal of part or all of the Fund's interest in the Portfolio, as the case may be, while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations), and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute;

         (2) earn interest on its capital;

         (3) purchase any security which is not included in the Dow Jones Islamic Market Index (SM);

         (4) hold uninvested cash in interest bearing deposits or invest such uninvested cash in a manner that would not be in compliance with Shari'ah principles;

         (5) acquire the securities of one issuer if upon such purchase the value of the Portfolio's holdings of such securities would exceed 10% of its net assets;

         (6) invest in fixed income investments;

         (7) underwrite securities issued by other persons except insofar as it may technically be deemed an underwriter under the Securities Act of 1933, as amended (the "1933 Act") in selling a portfolio security;

         (8) make loans to other persons except (a) through the lending of its portfolio securities and provided that any such loans not exceed 30% of its net assets (taken at market value), (b) through the use of repurchase agreements or the purchase of short-term obligations and provided that not more than 10% of its net assets is invested in repurchase agreements maturing in more than seven days, or (c) by purchasing, subject to the limitation in paragraph (6) below, a portion of an issue of debt securities of types commonly distributed privately to financial institutions, for which purposes the purchase of short-term commercial paper or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan;

         (9) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities is reserved);

         (10) concentrate its investments in any particular industry, but if it is deemed appropriate for the achievement of its investment objective, up to 25% of its assets, at market value at the time of each investment, may be invested in any one industry;

         (11) issue any senior security (as that term is defined in the 1940
Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.

         NON-FUNDAMENTAL RESTRICTIONS. The Portfolio or the Fund may not as a matter of operating policy (except that the Fund may invest all of its assets in an open-end investment company with the same investment objective, policies and restrictions as the Fund): (i) purchase securities of any investment company if such purchase at the time thereof would cause more than 10% of its total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers or would cause more than 3% of the outstanding voting securities of any such issuer to be held for it; (iii) knowingly invest in securities which are subject to legal or contractual restrictions on resale if, as a result thereof, more than 10% of its net assets (taken at market value) would be so invested; (iv) enter into forward contracts and write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities; purchase any security or evidence of interest therein on margin; or (v) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of its net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (it is the present intention of management to make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes; such sales would not be made of securities subject to outstanding options).

         These policies are not fundamental and may be changed without shareholder approval.

         PERCENTAGE RESTRICTIONS. If a percentage restriction on investment or utilization of assets set forth above or referred to in Part A is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the portfolio securities of a portfolio security is not considered a violation of policy.

TRUSTEES AND OFFICERS
---------------------------------------------------------------

         The Fund's Trustees, in addition to supervising the actions of the Fund's Administrator and Distributor, as set forth below, decide upon matters of general policy with respect to the Fund. The Portfolio's Trustees, in addition to supervising the actions of the Portfolio's Investment Adviser and Administrator, as set forth below, decide upon matters of general policy with respect to the Portfolio.

         Because of the services rendered to the Portfolio by the Investment Adviser and to the Fund and the Portfolio by their respective Administrators, the Fund and the Portfolio require no employees, and their respective officers, other than the Chairman, receive no compensation from the Fund or the Portfolio.

         The Trustees of the Fund and the Portfolio receive no compensation for their services.

         The Trustees of the Fund and the Portfolio and executive officers of the Fund and the Portfolio, their principal occupations during the past five years (although their titles may have varied during the period) and business addresses are:

TRUSTEES OF THE FUND AND THE PORTFOLIO

         SHEIKH YUSUF TALAL DELORENZO (Aged 52) - Trustee of the Fund (since November 2000); Member of Shari'ah Supervisory Boards for various financial institutions; Founder, DeLorenzo & Associates; Director of Studies, Islamic Saudi Academy (prior to 1998); Member/Secretary of The Fiqh Council of North America (prior to 1998); Director, Master's Program for Imams, Graduate School of Islamic and Social Sciences (prior to 1997). His business address is DeLorenzo & Associates, 19927 Alexandras Grove Drive, Ashburn, VA 20147-3112.

     J. ANGUS IVORY (Aged 68)*** - Trustee of the Fund (since November 2000); Director of the BBH Common Settlement Fund, Inc. (since August 2000); Trustee of the Portfolio (since March 1999); Director and Trustee of The 59 Wall Street Trust and The 59 Wall Street Fund, Inc. (since October 1999); Trustee of the BBH Portfolios (1) (since October 1999); Retired; Director of Brown Brothers Harriman Ltd., subsidiary of Brown Brothers Harriman & Co.; Director of Old Daily Saddlery; Advisor, RAF Central Fund; Committee Member, St. Thomas Hospital Pain Clinic (since 1999). His business address is Greenway Farm, Tockenham, Windon, Wiltshire SN4 7PP England.


         RICHARD L. CARPENTER** (Aged 67) - Trustee of the Fund (since August
2001); Trustee of the Portfolio (since March 1999); Director of the BBH Common Settlement Fund, Inc. (since August 2000); Director and Trustee of The 59 Wall Street Trust and The 59 Wall Street Fund, Inc. (since October 1999); Trustee of the BBH Portfolios; Retired; Director of Investments, Pennsylvania Public School Employees' Retirement System (prior to December 1997). His business address is 12664 Lazy Acres Court, Nevada City, CA 95959.

         CLIFFORD A. CLARK** (Aged 70) - Trustee of the Fund (since August
2001); Trustee of the Portfolio (since March 1999); Director of the BBH Common Settlement Fund, Inc. (since August 2000); Director and Trustee of The 59 Wall Street Trust and The 59 Wall Street Fund, Inc. (since October 1999); Trustee of the BBH Portfolios; Retired. His business address is 42 Clowes Drive, Falmouth, MA 02540.



*Member of the Audit Committee of the Fund. **Member of the Audit Committee of the Portfolio. ***Member of the Audit Committee of the Fund and the Portfolio.

OFFICERS OF THE FUND AND THE PORTFOLIO

     PHILIP W. COOLIDGE (Aged 49) - President; President of the Portfolio and the BBH Portfolios; Chief Executive Officer and President of Signature Financial Group, Inc. ("SFG"), Signature Broker-Dealer Services, Inc. ("SBDS") and 59 Wall Street Administrators, Inc. ("59 Wall Street Administrators").

         LINWOOD C. DOWNS (Aged 38) - Treasurer; Treasurer of the Portfolio and the BBH Portfolios; Senior Vice President and Treasurer of SFG; Treasurer of SBDS, 59 Wall Street Administrators and 59 Wall Street Distributors.

         CHRISTINE D. DORSEY (Aged 30) - Secretary; Secretary of the Portfolio and the BBH Portfolios; Vice President of SFG; Secretary of SBDS, 59 Wall Street Administrators and 59 Wall Street Distributors.

         SUSAN JAKUBOSKI (Aged 36)- Assistant Treasurer and Assistant Secretary; Assistant Treasurer and Assistant Secretary of the Portfolio and the BBH Portfolios; Assistant Secretary, Assistant Treasurer and Vice President of Signature Financial Group (Cayman) Limited; Assistant Secretary and Assistant Treasurer of SBDS, 59 Wall Street Administrators and 59 Wall Street Distributors.


         KATE T. ALEN (Aged 41) - Assistant Secretary; Assistant Secretary of the Portfolio and the BBH Portfolios; Vice President of SFG (since February
2001).



(1) The BBH Portfolios consist of the following active investment companies: BBH U.S. Money Market Portfolio, BBH International Equity Portfolio, BBH U.S. Equity Portfolio, BBH European Equity Portfolio,
         BBH Pacific Basin Equity Portfolio, BBH High Yield Fixed Income Portfolio, BBH Broad Market Fixed Income Portfolio and BBH Global Equity Portfolio and the following inactive investment companies: BBH U.S. Balanced Growth Portfolio and BBH U.S. Intermediate Tax-Exempt Bond Portfolio.

         Each officer and Trustee of the Portfolio listed above holds the equivalent position with The 59 Wall Street Trust, The 59 Wall Street Fund, Inc. and each of BBH U.S. Money Market Portfolio, BBH U.S. Equity Portfolio, BBH International Equity Portfolio, BBH European Equity Portfolio and BBH Pacific Basin Equity Portfolio, BBH High Yield Fixed Income Portfolio, BBH Broad Market Fixed Income Portfolio, BBH Global Equity Portfolio and the Portfolio. The address of each officer of the Fund and the Portfolio is 21 Milk Street, Boston, Massachusetts 02109. Messrs. Coolidge and Downs, and Mss. Jakuboski and Dorsey also hold similar positions with other investment companies for which affiliates of SBDS serve as the principal underwriter.

         By virtue of the responsibilities assumed by Brown Brothers Harriman & Co. under the Investment Management Agreement with the Portfolio and the Administration Agreement with the Fund, and by Brown Brothers Harriman Trust Company under the Administration Agreement with the Portfolio (see "Investment Adviser" and "Administrators"), neither the Fund nor the Portfolio requires employees other than its officers, and none of its officers devote full time to the affairs of the Fund or the Portfolio, as the case may be, or, other than the Chairman, receives any compensation from the Fund or the Portfolio.


         As of August 8, 2001, the Trustees and officers of the Fund and the Portfolio as a group owned less than 1% of the outstanding shares of the Fund and less than 1% of the aggregate beneficial interests in the Portfolio. As of the same date, Brown Brothers Harriman Trust Company, LLC owned 100% of the outstanding shares of the Fund. Shareholders owning more than 25% of the outstanding shares of the Fund have informed the Fund that whenever such shareholder is requested to vote on such matters pertaining to the Fund (other than a vote by the Fund to continue the operation of the Fund upon the withdrawal of another shareholder in the Fund) such shareholde will hold a meeting of its investors and will cast its votes as instructed by those investors.

INVESTMENT ADVISER
---------------------------------------------------------------

         Under the Investment Management Agreement with the Portfolio, subject to the general supervision of the Portfolio's Trustees and in conformance with the stated policies of the Portfolio, Brown Brothers Harriman & Co. (the "Investment Manager") provides investment management services to the Portfolio. The Investment Manager will make all investment decisions for the Portfolio based upon the advice given by Wafra Investment Advisory Group, Inc. (the
"Investment Adviser") but subject to the overall direction and control of the Trustees of the Portfolio.

         The investment management services of Brown Brothers Harriman & Co. to the Portfolio are not exclusive under the terms of the Investment Management Agreement. Brown Brothers Harriman & Co. is free to and does render investment management services to others, including other registered investment companies.

         The Investment Management Agreement between Brown Brothers Harriman & Co. and the Portfolio is dated March 5, 1999 and remains in effect for two years from such date and thereafter, but only as long as the agreement is specifically approved at least (see "Investment Adviser") annually (i) by a vote of the holders of a "majority of the outstanding voting securities as defined in the 1940 Act" of the Portfolio, or by the Portfolio's Trustees, and (ii) by a vote of a majority of the Trustees of the Portfolio who are not parties to the Investment Advisory Agreement or "interested persons" (as defined in the 1940
Act) of the Portfolio ("Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. The Investment Management Agreement was most recently approved by the Independent Trustees on August 10, 1999. The Investment Management Agreement terminates automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Trustees of the Portfolio or by a vote of the holders of a "majority of the outstanding voting securities as defined in the 1940 Act" of the Portfolio on three months' written notice to Brown Brothers Harriman & Co. and by Brown Brothers Harriman & Co. on three months' written notice to the Portfolio.

         The Glass-Steagall Act prohibits certain financial institutions from engaging in the business of underwriting, selling or distributing securities and from sponsoring, organizing or controlling a registered open-end investment company continuously engaged in the issuance of its shares. There is presently no controlling precedent prohibiting financial institutions such as Brown Brothers Harriman & Co. from performing investment management or administrative functions. If Brown Brothers Harriman & Co. were to terminate its Investment Management Agreement with the Portfolio, or were prohibited from acting in such capacity, it is expected that the Trustees of the Portfolio would recommend to the investors that they approve a new investment manager agreement for the Portfolio with another qualified manager.

         Under its Investment Advisory Agreement with the Portfolio, subject to the general supervision of the Portfolio's Trustees and in conformance with the stated policies of the Portfolio, Wafra Investment Advisory Group, Inc. (the "Investment Adviser") provides investment advisory services to the Portfolio.

         The investment advisory services of the Investment Adviser to the Portfolio are not exclusive under the terms of the Investment Advisory Agreement. The Investment Adviser is free to and does render investment advisory services to others, including other registered investment companies.

         The Investment Advisory Agreement between Wafra Investment Advisory Group, Inc. and the Portfolio is dated March 5, 1999 and remains in effect for two years from such date and thereafter, but only as long as the agreement is specifically approved at least annually in the same manner as the Investment Management Agreement. The Investment Advisory Agreement was most recently approved by the Independent Trustees on August 10, 1999. The Investment Advisory Agreement terminates automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Trustees of the Portfolio or by a vote of the holders of a "majority of the outstanding voting securities as defined in the 1940 Act" of the Portfolio on 60 days' written notice to Brown Brothers Harriman & Co. and by Brown Brothers Harriman & Co. on 90 days' written notice to the Portfolio.

ADMINISTRATORS
---------------------------------------------------------------

         Brown Brothers Harriman & Co. acts as Administrator of the Fund and Brown Brothers Harriman Trust Company acts as Administrator of the Portfolio. Brown Brothers Harriman Trust Company is a wholly-owned subsidiary of Brown Brothers Harriman & Co.

     In its capacity as Administrator of the Fund, Brown Brothers Harriman & Co. administers all aspects of the Fund's operations subject to the supervision of the Fund's Trustees except as set forth below under "Distributor". In connection with its responsibilities as Administrator and at its own expense, Brown Brothers Harriman & Co. (i) provides the Fund with the services of persons competent to perform such supervisory, administrative and clerical functions as are necessary in order to provide effective administration of the Fund, including the maintenance of certain books and records; (ii) oversees the performance of administrative and professional services to the Fund by others, including the Fund's Transfer and Dividend Disbursing Agent; (iii) provides the Fund with adequate office space and communications and other facilities; and
(iv) prepares and/or arranges for the preparation, but does not pay for, the periodic updating of the Fund's registration statement and prospectus, the printing of such documents for the purpose of filings with the Securities and Exchange Commission and state securities administrators, and the preparation of tax returns for the Fund and reports to shareholders and the Securities and Exchange Commission.

     Brown Brothers Harriman Trust Company, in its capacity as Administrator of the Portfolio, administers all aspects of the Portfolio's operations subject to the supervision of the Portfolio's Trustees except as set forth above under "Investment Adviser". In connection with its responsibilities as Administrator for the Portfolio and at its own expense, Brown Brothers Harriman Trust Company
(i) provides the Portfolio with the services of persons competent to perform such supervisory, administrative and clerical functions as are necessary in order to provide effective administration of the Portfolio, including the maintenance of certain books and records, receiving and processing requests for increases and decreases in the beneficial interests in the Portfolio, notification to the Investment Adviser of available funds for investment, reconciliation of account information and balances between the Custodian and the Investment Adviser, and processing, investigating and responding to investor inquiries; (ii) oversees the performance of administrative and professional services to the Portfolio by others, including the Custodian; (iii) provides the Portfolio with adequate office space and communications and other facilities; and (iv) prepares and/or arranges for the preparation, but does not pay for, the periodic updating of the Portfolio's registration statement for filing with the Securities and Exchange Commission, and the preparation of tax returns for the Portfolio and reports to investors and the Securities and Exchange Commission.

     The Administration Agreement between the Fund and Brown Brothers Harriman & Co. (dated November 9, 2000) will remain in effect for two years from such date and thereafter, but only so long as such agreement is specifically approved at least annually in the same manner as the Portfolio's Investment Advisory Agreement (see "Investment Adviser"). The Administration Agreement between the Portfolio and Brown Brothers Harriman Trust Company (dated March 5, 1999) shall remain in effect for successive annual periods, but only so long as such agreement is specifically approved at least annually in the same manner as the Portfolio's Investment Advisory Agreement (see "Investment Adviser"). The Independent Trustees most recently approved the Fund's and the Portfolio's Administration Agreements on November 9, 2000. Each agreement will terminate automatically if assigned by either party thereto and is terminable by the Fund or the Portfolio at any time without penalty by a vote of a majority of the Trustees of the Fund or the Portfolio, as the case may be, or by a vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund or the Portfolio, as the case may be (see "Additional Information"). The Fund's Administration Agreement is terminable by the Trustees of the Fund or shareholders of the Fund on 60 days' written notice to Brown Brothers Harriman & Co. The Portfolio's Administration Agreement is terminable by the Trustees of the Portfolio or by the Fund and other investors in the Portfolio on 60 days' written notice to Brown Brothers Harriman Trust Company. Each agreement is terminable by the respective Administrator on 90 days' written notice to the Fund or the Portfolio, as the case may be.
         The administrative fee payable to Brown Brothers Harriman & Co. from the Fund is calculated daily and payable monthly at an annual rate equal to 0.20% of the Fund's average daily net assets.

         For the services rendered to the Portfolio and related expenses borne by Brown Brothers Harriman Trust Company as Administrator of the Portfolio, Brown Brothers Harriman Trust Company receives from the Portfolio a fee, computed daily and paid monthly, at an annual rate equal to 0.05% of the average daily net assets of the Portfolio that are not in excess of $50 million and at an annual rate equal to 0.01% of the average daily net assets of the Portfolio in excess of $50 million. The Administrator shall receive a minimum annual fee from the Portfolio equal to $20,000.

     Pursuant to a Subadministrative Services Agreement with Brown Brothers Harriman & Co., 59 Wall Street Administrators performs such subadministrative duties for the Fund as are from time to time agreed upon by the parties. The offices of 59 Wall Street Administrators are located at 21 Milk Street, Boston, Massachusetts 02109. 59 Wall Street Administrators is a wholly-owned subsidiary of Signature Financial Group, Inc. ("SFG"). SFG is not affiliated with Brown Brothers Harriman & Co. 59 Wall Street Administrators' subadministrative duties may include providing equipment and clerical personnel necessary for maintaining the organization of the Fund, participation in the preparation of documents required for compliance by the Fund with applicable laws and regulations, preparation of certain documents in connection with meetings of Trustees and shareholders of the Fund, and other functions that would otherwise be performed by the Administrator as set forth above. For performing such subadministrative services, 59 Wall Street Administrators receives such compensation from the Fund as is from time to time agreed upon, but not in excess of the amount paid to the Administrator from the Fund.

         Pursuant to a Subadministrative Services Agreement with Brown Brothers Harriman Trust Company, 59 Wall Street Administrators performs such subadministrative duties for the Portfolio as are from time to time agreed upon by the parties. The offices of 59 Wall Street Administrators are located at 21 Milk Street, Boston, MA 02109. 59 Wall Street Administrators is a wholly-owned subsidiary of SFG. 59 Wall Street Administrators' subadministrative duties may include providing equipment and clerical personnel necessary for maintaining the organization of the Portfolio, participation in the preparation of documents required for compliance by the Portfolio with applicable laws and regulations, preparation of certain documents in connection with meetings of Trustees of and investors in the Portfolio, and other functions that would otherwise be performed by the Administrator of the Portfolio as set forth above. For performing such subadministrative services, 59 Wall Street Administrators receives such compensation from the Portfolio as is from time to time agreed upon, but not in excess of the amount paid to the Administrator from the Portfolio.

DISTRIBUTOR

---------------------------------------------------------------
     SBDS acts as exclusive Distributor of shares of the Fund. Its office is located at 21 Milk Street, Boston, Massachusetts 02109. SBDS is a wholly-owned subsidiary of SFG. SFG and its affiliates currently provide administration and distribution services for other registered investment companies. The Fund pays for the preparation, printing and filing of copies of the Fund's registration statement and prospectus as required under federal and state securities laws.
     The Distribution Agreement (dated November 9, 2000) between the Fund and SBDS remains in effect indefinitely, but only so long as such agreement is specifically approved at least annually in the same manner as the Portfolio's Investment Advisory Agreement (see "Investment Adviser"). The Distribution Agreement was most recently approved by the Independent Trustees of the Fund on November 9, 2000. The agreement terminates automatically if assigned by either party thereto and is terminable with respect to the Fund at any time without penalty by a vote of a majority of the Trustees of the Fund or by a vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund (see "Additional Information"). The Distribution Agreement is terminable with respect to the Fund by the Fund's Trustees or shareholders of the Fund on 60 days' written notice to SBDS. The agreement is terminable by SBDS on 90 days' written notice to the Fund. SBDS holds itself available to receive purchase orders for Fund shares.

DISTRIBUTION PLAN
---------------------------------------------------------------
         The Trustees have adopted a Distribution Plan pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder after having concluded that there is a reasonable likelihood that the Distribution Plan would benefit the Fund and its shareholders. The Distribution Plan is designed to promote sales, thereby increasing the net assets of the Fund. Such an increase may reduce the expense ratio to the extent the Fund's fixed costs are spread over a larger net asset base. Also, an increase in net assets may lessen the adverse effect that could result were the Fund required to liquidate portfolio securities to meet redemptions. There is, however, no assurance that the net assets of the Fund will increase or that the other benefits referred to above will be realized.

         The Distribution Plan provides that the Fund will pay SBDS an annual distribution fee equal to 0.50% of the Fund's average daily net assets as consideration for distribution services performed and expenses incurred in the performance of SBDS' obligations under its distribution agreement with the Fund.

         SBDS intends to enter into distribution agreements or shareholder servicing agreements ("Agreements") with certain financial institutions ("Financial Intermediaries") to perform certain distribution, shareholder servicing, administrative and accounting services for their customers ("Customers") who are beneficial owners of shares of the Fund.
         A Financial Intermediary may charge a Customer one or more of the following types of fees, as agreed upon by the Financial Intermediary and the Customer, with respect to the cash management or other services provided by the Financial Intermediary: (1) account fees (a fixed amount per month or per year;
(2) transaction fees (a fixed amount per transaction processed); (3) compensating balance requirements (a minimum dollar amount a Customer must maintain in order to obtain the services offered); or (4) account maintenance fees (a periodic charge based upon the percentage of assets in the account or of the dividend paid on those assets). A Customer of a Financial Intermediary should read the Prospectus and SAI in conjunction with the service agreement and other literature describing the services and related fees that will be provided by the Financial Intermediary to its Customers prior to any purchase of shares. No preference will be shown in the selection of portfolio investments for the instruments of Financial Intermediaries.

         SBDS pays commissions to financial intermediaries which have entered into an agreement with SBDS in consideration for all personal services and/or account maintenance services rendered by the financial intermediary with respect to shares of the Fund owned by investors for whom such financial intermediary is the holder of record. Financial intermediaries may from time to time be required to meet certain criteria in order to receive such fees.

         SBDS also pays expenses of printing prospectuses and reports used for sales purposes, expenses with respect to the preparation and printing of sales literature and other distribution related expenses, including, without limitation, the cost necessary to provide distribution-related services, or personnel (including salary, commissions, travel and related expenses), office expenses and equipment.

         While the amount of compensation received by SBDS in the form of distribution fees during any year may be more or less than the expenses incurred by SBDS under its distribution agreement with the Fund, the Fund is not liable to SBDS for any losses SBDS may incur in performing services under its distribution agreement with the Fund.

         Any distribution or shareholder servicing agreements will be governed by a Distribution Plan or a Shareholder Services Plan (the "Plans"). The Plans require that the Board of Trustees receive, at least quarterly, written reports of amounts expended under the Plans and the purpose for which such expenditures were made. A Plan will continue in effect for so long as its continuance is specifically approved at least annually by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan. Any material amendment of the Plans would require the approval of the Trustees in the manner described above. A Plan may be terminated at any time, without penalty, by vote of a majority of the Trustees or by a vote of a majority of the outstanding voting shares of the Fund that have invested pursuant to the Plan. The Manager and Administrator may also pay for distribution related costs out of their revenues.

CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT
---------------------------------------------------------------

         Brown Brothers Harriman & Co. (the "Custodian"), 40 Water Street, Boston, Massachusetts 02109, is Custodian for the Fund and the Portfolio.

     As Custodian for the Fund, it is responsible for holding the Fund's assets (i.e., cash and the Fund's interest in the Portfolio) pursuant to a custodian agreement with the Fund. Cash is held for the Fund in demand deposit accounts at the Custodian. Subject to the supervision of the Administrator of the Fund, the Custodian maintains the accounting records for the Fund and each day computes the net asset value per share of the Fund.
         As Custodian for the Portfolio, it is responsible for maintaining books and records of portfolio transactions and holding the Portfolio's securities and cash pursuant to a custodian agreement with the Portfolio. Cash is held for the Portfolio in demand deposit accounts at the Custodian. Subject to the supervision of the Administrator of the Portfolio, the Custodian maintains the accounting and portfolio transaction records for the Portfolio and each day computes the net asset value and net income of the Portfolio.
     Forum Shareholder Services, Inc., Two Portland Square, Portland, ME 04101 is the Transfer and Dividend Disbursing Agent for the Fund. As Transfer and Dividend Disbursing Agent, it is responsible for maintaining the books and records detailing the ownership of the Fund's shares.

INDEPENDENT AUDITORS
---------------------------------------------------------------

         Deloitte & Touche LLP, Boston, Massachusetts are the independent auditors for the Fund and the Portfolio.

CODE OF ETHICS

---------------------------------------------------------------
    The Fund, the Portfolio, the Adviser, the Manager and the Distributor each have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code of ethics permits personnel subject to such code of ethics to invest in securities, including securities that may be purchased or held by the Portfolio. However, the codes of ethics contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Portfolio. Of course, there can be no assurance that the codes of ethics will be effective in identifying and addressing all conflicts of interest relating to personal securities transactions. The code of ethics of the Fund, the Portfolio, the Adviser, the Manager and the Distributor are on file with and are available from the SEC.


NET ASSET VALUE; REDEMPTION IN KIND
---------------------------------------------------------------
         The net asset value of the Fund's shares is determined each day the New York Stock Exchange is open for regular trading. (As of the date of this Statement of Additional Information, such Exchange is so open every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.) This determination of net asset value of each share of the Fund is made once during each such day as of the close of regular trading on such Exchange by subtracting from the value of the Fund's total assets (i.e., the value of its investment in the Portfolio and other assets) the amount of its liabilities, including expenses payable or accrued, and dividing the difference by the number of shares of the Fund outstanding at the time the determination is made.
         The value of the Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset value per share of the Fund is determined. The value of the Fund's investment in the Portfolio is determined by multiplying the value of the Portfolio's net assets by the percentage, effective for that day, which represents the Fund's share of the aggregate beneficial interests in the Portfolio. The value of the Fund's investment in the Portfolio is determined once daily at 4:00 P.M., New York time on each day the New York Stock Exchange is open for regular trading.
         The value of investments listed on a domestic securities exchange is based on the last sale prices as of the regular close of the New York Stock Exchange (which is currently 4:00 p.m., New York time) or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such Exchange.
         Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security.
         Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired was more than 60 days, unless this is determined not to represent fair value by the Trustees of the Portfolio.
         Subject to the Fund's compliance with applicable regulations, the Fund has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated with respect to any one investor during any 90 day period to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets at the beginning of such 90 day period.

COMPUTATION OF PERFORMANCE
---------------------------------------------------------------
         The average annual total rate of return of the Fund is calculated for any period by (a) dividing (i) the sum of the aggregate net asset value per share on the last day of the period of shares purchased with a $1,000 payment on the first day of the period and the aggregate net asset value per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to shares purchased on the first day of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) $1,000, (b) raising the quotient to a power equal to 1 divided by the number of years in the period, and
(c) subtracting 1 from the result.
         The total rate of return of the Fund for any specified period is calculated by (a) dividing (i) the sum of the aggregate net asset value per share on the last day of the period of shares purchased with a $1,000 payment on the first day of the period and the aggregate net asset value per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to shares purchased on the first day of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) $1,000, and (b) subtracting 1 from the result.
         Performance calculations should not be considered a representation of the average annual or total rate of return of the Fund in the future since the rates of return are not fixed. Actual total rates of return and average annual rates of return depend on changes in the market value of, and dividends and interest received from, the investments held by the Portfolio and the Fund's and the Portfolio's expenses during the period.
         Total and average annual rate of return information may be useful for reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which pay a fixed yield for a stated period of time, the Fund's total rate of return fluctuates, and this should be considered when reviewing performance or making comparisons.
         The Fund's performance may be used from time to time in shareholder reports or other communications to shareholders or prospective investors. Performance figures are based on historical earnings and are not intended to indicate future performance. Performance information may include the Fund's investment results and/or comparisons of its investment results to various unmanaged indexes (such as the Standard & Poor's 500 Index and the Dow Jones Islamic Market Index) and to investments for which reliable performance data is available. Performance information may also include comparisons to averages, performance rankings or other information prepared by recognized mutual fund statistical services. To the extent that unmanaged indexes are so included, the same indexes are used on a consistent basis. The Fund's investment results as used in such communications are calculated on a total rate of return basis in the manner set forth below.
         Period and average annualized "total rates of return" may be provided in such communications. The "total rate of return" refers to the change in the value of an investment in The Fund over a stated period based on any change in net asset value per share and including the value of any shares purchasable with any dividends or capital gains distributions during such period. Period total rates of return may be annualized. An annualized total rate of return is a compounded total rate of return which assumes that the period total rate of return is generated over a one year period, and that all dividends and capital gains distributions are reinvested. An annualized total rate of return is slightly higher than a period total rate of return if the period is shorter than one year, because of the assumed investment.
   Historical total return information for any period or portion thereof prior to the establishment of the Fund will be that of the Portfolio, adjusted to assume that all charges, expenses and fees of the Fund and the Portfolio which are presently in effect were deducted during such periods, as permitted by applicable SEC staff interpretations.



PURCHASES AND REDEMPTIONS
---------------------------------------------------------------
         A confirmation of each purchase and redemption transaction is issued on execution of that transaction. A shareholder's right to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when regular trading on such Exchange is restricted as determined by the Securities and Exchange Commission by rule or regulation, (ii) during periods in which an emergency exists which causes disposal of, or evaluation of the net asset value of, the Fund's portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the Securities and Exchange Commission may permit.
         An investor should be aware that redemptions from the Fund may not be processed if a completed account application with a certified taxpayer identification number has not been received.
         In the event a shareholder redeems all shares held in the Fund, future purchases of shares of the Fund by such shareholder would be subject to the Fund's minimum initial purchase requirements.
         The value of shares redeemed may be more or less than the shareholder's cost depending on Fund performance during the period the shareholder owned such shares.
         The Fund reserves the rights to discontinue, alter or limit the automatic reinvestment privilege at any time, but will provide shareholders prior written notice of any such discontinuance, alteration or limitation.

FEDERAL TAXES
---------------------------------------------------------------
         Each year, the Fund intends to continue to qualify and elect that it be treated as a separate "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Fund is not subject to federal income taxes on its net income and realized net long-term capital gains in excess of short-term capital losses that are distributed to its shareholders. A 4% non-deductible excise tax is imposed on the Fund to the extent that certain distribution requirements for the Fund for each calendar year are not met. The Fund intends to continue to meet such requirements. The Portfolio is also not required to pay any federal income or excise taxes. Under Subchapter M of the Code the Fund is not subject to federal income taxes on amounts distributed to shareholders.
         Qualification as a regulated investment company under the Code requires, among other things, that (a) at least 90% of the Fund's annual gross income, without offset for losses from the sale or other disposition of securities, be derived from interest, payments with respect to securities loans, dividends and gains from the sale or other disposition of securities or other income derived with respect to its business of investing in such securities; (b) less than 30% of the Fund's annual gross income be derived from gains (without offset for losses) from the sale or other disposition of securities held for less than three months; and (c) the holdings of the Fund be diversified so that, at the end of each quarter of its fiscal year, (i) at least 50% of the market value of the Fund's assets be represented by cash, U.S. Government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's assets be invested in the securities of any one issuer (other than U.S. Government securities and securities of other investment companies). In addition, in order not to be subject to federal income tax, at least 90% of the Fund's net investment income and net short-term capital gains earned in each year must be distributed to the Fund's shareholders.
         Dividends paid from the Fund may be eligible for the dividends-received deduction allowed to corporate shareholders because all or a portion of the Portfolio's net income may consist of dividends paid by domestic corporations.
     Gains or losses on sales of securities are treated as long-term capital gains or losses if the securities have been held for more than one year except in certain cases where a put has been acquired or a call has been written thereon. Other gains or losses on the sale of securities are treated as short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities are generally treated as gains and losses from the sale of securities. If an option written for the Portfolio lapses or is terminated through a closing transaction, such as a repurchase of the option from its holder, the Portfolio may realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid in the closing transaction. If securities are sold pursuant to the exercise of a call option written for them, the premium received would be added to the sale price of the securities delivered in determining the amount of gain or loss on the sale. The requirement that less than 30% of the Fund's gross income be derived from gains from the sale of securities held for less than three months may limit the Portfolio's ability to write options and engage in transactions involving stock index futures.
     Certain options contracts held for the Portfolio at the end of each fiscal year are required to be "marked to market" for federal income tax purposes; that is, treated as having been sold at market value. Sixty percent of any gain or loss recognized on these deemed sales and on actual dispositions are treated as long-term capital gain or loss, and the remainder are treated as short-term capital gain or loss regardless of how long the Portfolio has held such options. The Portfolio may be required to defer the recognition of losses on stock or securities to the extent of any unrecognized gain on offsetting positions held for it.
     Return of Capital. Any dividend or capital gains distribution has the effect of reducing the net asset value of Fund shares held by a shareholder by the same amount as the dividend or capital gains distribution. If the net asset value of shares is reduced below a shareholder's cost as a result of a dividend or capital gains distribution from the Fund, such dividend or capital gains distribution would be taxable even though it represents a return of invested capital.
     Redemption of Shares. Any gain or loss realized on the redemption of Fund shares by a shareholder who is not a dealer in securities is treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption of Fund shares held one year or less is treated as a long-term capital loss to the extent of any long-term capital gains distributions received by the shareholder with respect to such shares. Additionally, any loss realized on a redemption or exchange of Fund shares is disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend or capital gains distribution in Fund shares.
     Other Taxes. The Fund may be subject to state or local taxes in jurisdictions in which it is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under federal income tax laws. Distributions to shareholders may be subject to additional state and local taxes. Shareholders should consult their own tax advisors with respect to any state or local taxes.
     Other Information. Annual notification as to the tax status of capital gains distributions, if any, is provided to shareholders shortly after December 31, the end of the Fund's fiscal year. Additional tax information is mailed to shareholders in January. Under U.S. Treasury regulations, the Fund is required to withhold and remit to the U.S. Treasury a portion (31%) of dividends and capital gains distributions on the accounts of those shareholders who fail to provide a correct taxpayer identification number (Social Security Number for individuals) or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to such withholdings. Prospective investors should submit an IRS Form W-9 to avoid such withholding.
         This tax discussion is based on the tax laws and regulations in effect on the date of this Prospectus, however such laws and regulations are subject to change. Shareholders and prospective investors are urged to consult their tax advisors regarding specific questions relevant to their particular circumstances.

DESCRIPTION OF SHARES
---------------------------------------------------------------
         The Fund is an open-end management investment company organized as a Massachusetts business trust on August 31, 2000. Its offices are located at 21 Milk Street, Boston, Massachusetts 02109; its telephone number is (617) 423-0800.
         The Fund's Declaration of Trust permits the Fund's Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Fund. Each share represents an equal proportionate interest in the Fund with each other share. Upon liquidation or dissolution of the Fund, the Fund's shareholders are entitled to share pro rata in the Fund's net assets available for distribution to its shareholders. The Fund reserves the right to create and issue a number of series of shares, in which case the shares of each series would participate equally in the earnings, dividends and assets of the particular series (except for any differences among classes of shares of a series). Shares of each series would be entitled to vote separately to approve advisory agreements or changes in investment policy, but shares of all series may vote together in the election or selection of the Trustees, principal underwriters and auditors for the Fund. Upon liquidation or dissolution of the Fund, the shareholders of each series would be entitled to share pro rata in the net assets of their respective series available for distribution to shareholders.

         Shareholders of the Fund are entitled to one full vote for each full share held and to a fractional vote for fractional shares. Shareholders in the Fund do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Fund may elect all of the Trustees of the Fund if they choose to do so and in such event the other shareholders in the Fund would not be able to elect any Trustee. The Fund is not required and has no current intention to hold meetings of shareholders annually but the Fund will hold special meetings of shareholders when in the judgment of the Fund's Trustees it is necessary or desirable to submit matters for a shareholder vote as may be required by the 1940 Act or as may be permitted by the Articles of Incorporation or By-laws. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders. Shares have no preemptive or conversion rights. The rights of redemption are described in the Prospectus. Shares are fully paid and non-assessable by the Fund. Stock certificates are not issued by the Fund.
         The By-laws of the Fund provide that the presence in person or by proxy of the holders of record of one third of the shares of the Fund outstanding and entitled to vote thereat shall constitute a quorum at all meeting of Fund shareholders, except as otherwise required by applicable law. The Bylaws further provide that all questions shall be decided by a majority of the votes cast at any such meeting at which a quorum is present, except as otherwise required by applicable law.
         The Trustees of the Fund themselves have the power to alter the number and the terms of the office of the Trustees of the Fund, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and to appoint their own successors; provided that at least two-thirds of the Trustees of the Fund have been elected by shareholders.

     The Portfolio, in which all of the assets of the Fund are invested, is organized as a trust under the law of the State of New York. The Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) are each liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Fund believe that neither the Fund nor its shareholders will be adversely affected by reason of the investment of all of the assets of the Fund in the Portfolio.
     Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange is open for regular trading. At 4:00 P.M., New York time on each such business day, the value of each investor's beneficial interest in the Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals, which are to be effected on that day, are then effected. The investor's percentage of the aggregate beneficial interests in the Portfolio is then recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of 4:00 P.M., New York time on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of 4:00 P.M., New York time on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor's interest in the Portfolio as of 4:00 P.M., New York time on the following business day of the Portfolio.

         The Fund is an entity of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund and provides for indemnification and reimbursement of expenses out of Fund property for any shareholder held personally liable for the obligations of the Fund. The Declaration of Trust also provides that the Fund shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder's incurring financial loss because of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Fund itself was unable to meet its obligations.


     Whenever the Fund is requested to vote on a matter pertaining to the Portfolio, the Fund will vote its shares without a meeting of shareholders of the Fund if the proposal is one, if which made with respect to the Fund, would not require the vote of shareholders of the Fund, as long as such action is permissible under applicable statutory and regulatory requirements. For all other matters requiring a vote, the Fund will hold a meeting of shareholders of the Fund and, at the meeting of investors in the Portfolio, the Fund will cast all of its votes in the same proportion as the votes of the Fund's shareholders even if all Fund shareholders did not vote. Even if the Fund votes all its shares at the Portfolio meeting, other investors with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio.
     The Declaration of Trust further provides that obligations of the Fund are not binding upon the Fund's Trustees individually but only upon the property of the Fund and that the Fund's Trustees are not liable for any action or failure to act, but nothing in the Declaration of Trust protects a Fund's Trustee against any liability to which he would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     Interests in the Portfolio have no preference, preemptive, conversion or similar rights, and are fully paid and non-assessable. The Portfolio is not required to hold annual meetings of investors, but will hold special meetings of investors when, in the judgment of its Trustees, it is necessary or desirable to submit matters for an investor vote. Each investor is entitled to a vote in proportion to the share of its investment in the Portfolio.

PORTFOLIO BROKERAGE TRANSACTIONS
---------------------------------------------------------------
         The Portfolio is managed actively in pursuit of its investment objective. Securities are not traded for short-term profits but, when circumstances warrant, securities are sold, without regard to the length of time held. A 100% annual turnover rate would occur, for example, if all portfolio securities (excluding short-term obligations) were replaced once in a period of one year. The amount of brokerage commissions and taxes on realized capital gains to be borne by the shareholders of the Fund tend to increase as the turnover rate increases.
         In effecting securities transactions for the Portfolio, the Investment Manager seeks to obtain the best price and execution of orders. In selecting a broker, the Investment Manager considers a number of factors including: the broker's ability to execute orders without disturbing the market price; the broker's reliability for prompt, accurate confirmations and on-time delivery of securities; the broker's financial condition and responsibility; the research and other investment information provided by the broker; and the commissions charged. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if the Investment Manager determines in good faith that the amount of such commissions is reasonable in relation to the value of the brokerage services and research information provided by such broker.
         The Investment Manager may direct a portion of the Portfolio's securities transactions to certain unaffiliated brokers which in turn use a portion of the commissions they receive from the Portfolio to pay other unaffiliated service providers on behalf of the Portfolio for services provided for which the Portfolio would otherwise be obligated to pay. Such commissions paid by the Portfolio are at the same rate paid to other brokers for effecting similar transactions in listed equity securities.
         Research services provided by brokers to which Brown Brothers Harriman & Co. has allocated brokerage business in the past include economic statistics and forecasting services, industry and company analyses, portfolio strategy services, quantitative data, and consulting services from economists and political analysts. Research services furnished by brokers are used for the benefit of all the Investment Manager's clients and not solely or necessarily for the benefit of the Portfolio. The Investment Manager believes that the value of research services received is not determinable and such research does not significantly reduce its expenses. The Portfolio does not reduce the fee paid to the Investment Manager and Investment Adviser by any amount that might be attributable to the value of such services.

         Portfolio securities are not purchased from or sold to the Administrator, Distributor, Investment Manager or Investment Adviser or any "affiliated person" (as defined in the 1940 Act) of the Administrator, Distributor, Investment Manager or Investment Adviser when such entities are acting as principals, except to the extent permitted by law.

         A committee, comprised of officers and partners of Brown Brothers Harriman & Co. who are portfolio managers of some of Brown Brothers Harriman & Co.'s managed accounts (the "Managed Accounts"), evaluates semi-annually the nature and quality of the brokerage and research services provided by brokers, and, based on this evaluation, establishes a list and projected ranking of preferred brokers for use in determining the relative amounts of commissions to be allocated to such brokers. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings.

         The Trustees of the Portfolio review regularly the reasonableness of commissions and other transaction costs incurred for the Portfolio in light of facts and circumstances deemed relevant from time to time and, in that connection, receive reports from the Investment Manager and published data concerning transaction costs incurred by institutional investors generally.

         Over-the-counter purchases and sales are transacted directly with principal market makers, except in those circumstances in which, in the judgment of the Investment Manager, better prices and execution of orders can otherwise be obtained. If the Portfolio effects a closing transaction with respect to a futures or option contract, such transaction normally would be executed by the same broker-dealer who executed the opening transaction. The writing of options by the Portfolio may be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options which the Portfolio may write may be affected by options written by the Investment Manager for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

         On those occasions when Brown Brothers Harriman & Co. deems the purchase or sale of a security to be in the best interests of the Portfolio as well as other customers, Brown Brothers Harriman & Co., to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions, if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction are made by Brown Brothers Harriman & Co. in the manner it considers to be most equitable and consistent with its fiduciary obligations to its customers, including the Portfolio. In some instances, this procedure might adversely affect the Portfolio

ADDITIONAL INFORMATION
---------------------------------------------------------------
         As used in this Statement of Additional Information and the Prospectus, the term "majority of the outstanding voting securities" (as defined in the 1940
Act) currently means the vote of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund or Portfolio, as the case may be, are present in person or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the Fund or Portfolio, as the case may be, whichever is less.
     Fund shareholders receive semi-annual reports containing unaudited financial statements and annual reports containing financial statements audited by independent auditors.
     Other mutual funds or institutional investors may invest in the Portfolio on the same terms and conditions as the Fund. However, these other investors may have different sales commissions and other operating expenses which may generate different aggregate performance results. Information concerning other investors in the Portfolio is available from Brown Brothers Harriman & Co.
     The Fund may withdraw it's investment in the Portfolio as a result of certain changes in the Portfolio's investment objective, policies or restrictions or if the Board of Trustees of the Fund determines that it is otherwise in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Fund would consider what action might be taken, including the investment of all of the assets of the Fund in another pooled investment entity or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies of the Portfolio. In the event the Trustees of the Fund were unable to accomplish either, the Trustees will determine the best course of action.
         With respect to the securities offered by the Prospectus, this Statement of Additional Information and the Prospectus do not contain all the information included in the Registration Statement filed with the Securities and Exchange Commission under the Securities Act of 1933. Pursuant to the rules and regulations of the Securities and Exchange Commission, certain portions have been omitted. The Registration Statement including the exhibits filed therewith may be examined at the office of the Securities and Exchange Commission in Washington, D.C.
         Statements contained in this Statement of Additional Information and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement. Each such statement is qualified in all respects by such reference.



FINANCIAL STATEMENTS

         The Fund's statement of assets and liabilities dated August 8, 2001 included herein has been included in reliance upon the report of Deloitte & Touche LLP, independent auditors for the Fund.

                           ISLAMIC GLOBAL EQUITY FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 August 8, 2001

ASSETS:
         Cash.............................................    $100,000
LIABILITIES:
         Accrued expenses........................                -
                                               --------------
 NET ASSETS............................................$100,000
                                               ========


NET ASSET VALUE PER SHARE
         ($100,000/10,000 shares) ............    $10.00
                                               ========

See Notes to Statement of Assets and Liabilities.

                           ISLAMIC GLOBAL EQUITY FUND
                  NOTES TO STATEMENT OF ASSETS AND LIABILITIES

Organization.

         Islamic Global Equity Fund, ("Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, which was organized as Massachusetts business trust on August 31, 2000. As of August 8, 2001, the Fund had not commenced operations and the Statement of Assets and Liabilities reflects the Fund's initial capital of $100,000 contributed by Brown Brothers Harriman & Co.

         The Fund's investment objective is to seek long-term capital gains by matching the performance of the Dow Jones Islamic Market Index, a globally diversified compilation of equity securities considered by Dow Jones Shari'ah Supervisory Board to be in compliance with Shari'ah principles. The Fund will seek to achieve its objective by investing all of its assets in the Dow Jones Islamic Market Index Portfolio (the "Portfolio"), an open-end investment company having the same investment objective as the Fund.

         Brown Brothers Harriman & Co. is the investment manager of the Portfolio. Wafra Investment Advisory Group, Inc. is the investment adviser of the Portfolio.

         Costs associated with the Fund's organization will be paid by Brown Brothers Harriman & Co.

INDEPENDENT AUDITORS' REPORT

To the Trustees and Investors of
Islamic Global Equity Fund

We have audited the accompanying statement of assets and liabilities of Islamic Global Equity Fund (the "Fund") as of August 8, 2001. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, this statement of assets and liabilities presents fairly, in all material respects, the financial position of the Fund as of August 8, 2001 in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP

Boston, Massachusetts
August 8, 2001








WS5899b

PART C

         ITEM 23.  EXHIBITS.

(a)      Declaration of Trust of the Registrant. (1)

(b)      By-Laws of the Registrant. (2)

(c)      Not Applicable.

(d)      Not Applicable.

(e)      Distribution Agreement between the Registrant and
          Signature Broker-Dealer Services, Inc. (2)

(f)      Not Applicable.

(g)      Not Applicable.

(h) (1) Transfer Agency Agreement between the Registrant and Forum Shareholder Services, LLC (2)

(h) (2)  Administration Agreement between the Registrant and
          Brown Brothers Harriman & Co. (2)

(i)      Opinion of Counsel (2)

(j)      Independent auditors' consent (2)

(k)      Not Applicable

(l)      Representation letter from initial shareholders (2)

(m)      Distribution and Services Plan (2)

(n)      Not Applicable.

(o)      Not Applicable.

(p)      Code of Ethics of the Fund (2)

         (p)(i)   Code of Ethics of the Investment Adviser (2)

         (p)(ii)  Code of Ethics of the Investment Manager (2)

         (p)(iii) Code of Ethics of the Distributor (2)


 (1) Filed with initial Registration Statement on September 6, 2000.
 (2) Filed herewith.


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

                  See "Trustees and Officers" in the Statement of Additional Information filed as part of this Registration Statement.

 ITEM 25.  INDEMNIFICATION.

                  Reference is made to Article VII of the Registrant's By-Laws and to Section 5 of the Distribution Agreement between the Registrant and Signature Broker-Dealer Services, Inc.

                  Registrant, its Trustees and officers, and persons affiliated with them are insured against certain expenses in connection with the defense of action, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

                  Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

                  The investment adviser of the Portfolio, Wafra Investment Advisory Group, Inc., a U.S. registered investment adviser, acts as investment adviser for numerous investment funds and managed accounts, including other Islamic funds and products.

                  To the knowledge of the Registrant, none of the principals or officers of Wafra Investment Advisory Group, Inc. is engaged in any other business, profession, vocation or employment of a substantial nature.

         ITEM 27.  PRINCIPAL UNDERWRITERS.

1.       (a)      Signature Broker-Dealer Services, Inc. and its affiliates,
                  also serves as  administrator   and/or  distributor
                    registered   investment companies.

(b) Set forth below are the names, principal business addresses and positions of each Director and officer of Signature Broker-Dealer Services, Inc. The principal address of these individuals is c/o Signature Broker-Dealer Services, Inc., 21 Milk Street, Boston, MA 02109. Unless otherwise specified, no officer or Director of Signature Broker-Dealer Services, Inc. serves as an officer or Director of the Registrant.

                          Position and Offices with                   Position and Offices
Name                      Signature Broker-Dealer Services, Inc.      with the Registrant
---------                 --------------------------------------      -------------------

Philip W. Coolidge        Chief Executive Officer, President                    President
                           And Director

Linwood C. Downs           Treasurer                                            Treasurer

Susan Jakuboski            Assistant Treasurer                                  Assistant Treasurer
                                                                                Assistant Secretary

Christine D. Dorsey        Secretary                                            Secretary


Kate T. Alen               Assistant Secretary                                  --


Robert Davidoff            Director                                             --
CMNY Capital L.P.
135 East 57th Street
New York, NY  10022

Donald Chadwick            Director                                             --
Scarborough & Company
110 East 42nd Street
New York, NY  10017




                                    Position and Offices with                   Position and Offices
Name                                Signature Broker-Dealer Services, Inc.      with the Registrant
---------                           --------------------------------------      -------------------

Leeds Hackett                       Director                                            --
National Credit
Management Corporation
10155 York Road
Cockeysville, MD 21030

Laurence E. Levine                  Director                                            --
First International
Capital Ltd.
130 Sunrise Avenue
Palm Beach, FL  33480

         (c)      Not Applicable.

         ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

                  All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules thereunder are maintained at the offices of:

         Islamic Global Equity Fund
         21 Milk Street, 5th Floor
         Boston, MA  02109

         Brown Brothers Harriman & Co.
         59 Wall Street
         New York, NY 10005
         (investment manager)

          Brown Brothers Harriman Trust Company
         63 Wall Street
         New York, NY  10005
         (administrator)

         Signature Broker-Dealer Services, Inc.
         21 Milk Street, 5th Floor
         Boston, MA  02109
         (distributor)

         Forum Shareholder Services, LLP
         Two Portland Square
         Portland, ME  04101
         (transfer agent)

ITEM 29.  MANAGEMENT SERVICES.

         Not Applicable.

ITEM 30.  UNDERTAKINGS.

         Not Applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, Massachusetts on the 9th day of August, 2001.

                                                 ISLAMIC GLOBAL EQUITY FUND


                                                 By: /s/PHILIP W. COOLIDGE
                                                 Philip W. Coolidge, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated above.

Signature                                             Title

/s/PHILIP W. COOLIDGE                         President (Principal Executive
Philip W. Coolidge                            Officer)


/s/SHEIKH YUSUF TALAL DELORENZO               Trustee
Sheikh Yusuf Talal DeLorenzo

/s/J. ANGUS IVORY                             Trustee
J. Angus Ivory

/s/RICHARD L. CARPENTER                       Trustee
Richard L. Carpenter

/s/CLIFFORD A. CLARK                       Trustee
Clifford A. Clark

/s/LINWOOD C. DOWNS                           Treasurer (Principal
Linwood C. Downs                              Accounting Officer)

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, Massachusetts on the 9th day of August, 2001.

                             DOW JONES ISLAMIC MARKET INDEX PORTFOLIO


                              By: /s/ PHILIP W. COOLIDGE
                              Philip W. Coolidge, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated above.

Signature                                              Title

/s/ RICHARD L. CARPENTER                              Trustee
Richard L. Carpenter

/s/ CLIFFORD A. CLARK                                 Trustee
Clifford A. Clark

/s/ J. ANGUS IVORY                                     Trustee
J. Angus Ivory

/s/ PHILIP W. COOLIDGE                           President (Principal Executive
Philip W. Coolidge                                Officer)

/s/ LINWOOD C. DOWNS                              Treasurer (Principal
Linwood C. Downs                                Accounting Officer)